SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiary

	As of December 31,
	2018	2019
	(HK$in thousands)
Total assets	57,213	68,480
Total liabilities	74,904	73,271

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Total operating revenue	50,020	68,888	65,681
Net income	18,458	21,262	8,807

	Year ended December 31,
	2017	2018	2019
	(HK$in thousands)
Net cash (used in)/generated from operating activities	(4,613)	1,664	(2,502)
Net cash generated from investing activities	—	—	2,233
Net (decrease)/increase in cash and cash equivalents	(4,613)	1,664	(269)
Cash and cash equivalents at beginning of the year	4,699	86	1,750
Cash and cash equivalents at end of the year	86	1,750	1,481

Schedule of property and equipment at the end of the estimated useful lives

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Vehicle	5 years	5%
Office building	30 years	5%

Schedule of finite-lived intangible assets using estimated useful lives

Category	Estimated useful lives
Computer software	5 years
Golf membership	10 years